Income Taxes - Deferred Tax Effects (Detail) (USD $)	Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 170,103
Intangibles - startup costs	1,171,673
Stock-based compensation	73,082
Gross deferred tax assets	1,414,858
Valuation allowance	(1,414,858)
Net deferred tax assets	$ 0